Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Rental expenses paid to employee	$ 0.9	$ 0.8	$ 1.2
PGT, Inc.
Related Party Transaction [Line Items]
Windows purchased from PGT, Inc.	6.3	5.0	$ 4.4
Accounts payable to related parties	$ 0.8	$ 0.5